Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 229,785	$ 32,076	¥ 231,742
Less: allowance for credit losses	(7,081)	(988)	(5,682)	$ (793)	¥ (5,097)
Accounts receivable, net	¥ 222,704	$ 31,088	¥ 226,060